Loans Payable (Tables)	6 Months Ended
Jun. 30, 2025
Loans Payable [Abstract]
Schedule of Loans Payable

At June 30, 2025 and December 31, 2024, loans payable consisted of the following:

	June 30,	December 31,
	2025	2024
Hire purchases - Motor Vehicle	$161,380	$166,438
Short-term loan	248,443	231,042
	409,823	397,480
Less current portion	(266,481)	(264,177)
Long-term loans payable	$143,342	$133,303